General: Formation: Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Mechel International Holdings GmBH (MIH)
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Switzerland
Subsidiary Core Business	Holding and trading
Date Control Acquired or Date of Incorporation	Jul. 01, 1995
Mechel Metal Supply AG (MMS)
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Liechtenstein
Subsidiary Core Business	Trading
Date Control Acquired or Date of Incorporation	Oct. 30, 2000
Mechel Trading House (MTH)
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Russia
Subsidiary Core Business	Trading
Date Control Acquired or Date of Incorporation	Jun. 23, 1997
Southern Kuzbass Coal Company (SKCC)
Interest in Voting Stock held by the Group	96.60%	96.60%	95.90%
Subsidiary Registered in	Russia
Subsidiary Core Business	Coal mining
Date Control Acquired or Date of Incorporation	Jan. 21, 1999
Tomusinsk Open Pit Mine (TOPM)
Interest in Voting Stock held by the Group	74.50%	74.50%	74.50%
Subsidiary Registered in	Russia
Subsidiary Core Business	Coal mining
Date Control Acquired or Date of Incorporation	Jan. 21, 1999
Chelyabinsk Metallurgical Plant (CMP)
Interest in Voting Stock held by the Group	94.20%	94.20%	94.20%
Subsidiary Registered in	Russia
Subsidiary Core Business	Steel products
Date Control Acquired or Date of Incorporation	Dec. 27, 2001
Southern Urals Nickel Plant (SUNP)
Interest in Voting Stock held by the Group	84.10%	84.10%	84.10%
Subsidiary Registered in	Russia
Subsidiary Core Business	Nickel
Date Control Acquired or Date of Incorporation	Dec. 27, 2001
Vyartsilya Metal Products Plant (VMPP)
Interest in Voting Stock held by the Group	93.30%	93.30%	93.30%
Subsidiary Registered in	Russia
Subsidiary Core Business	Steel products
Date Control Acquired or Date of Incorporation	May 24, 2002
Beloretsk Metallurgical Plant (BMP)
Interest in Voting Stock held by the Group	91.40%	91.40%	91.40%
Subsidiary Registered in	Russia
Subsidiary Core Business	Steel products
Date Control Acquired or Date of Incorporation	Jun. 14, 2002
Mechel Targoviste S.A.
Interest in Voting Stock held by the Group	86.60%	86.60%	86.60%
Subsidiary Registered in	Romania
Subsidiary Core Business	Steel products
Date Control Acquired or Date of Incorporation	Aug. 28, 2002
Ural Stampings Plant (USP)
Interest in Voting Stock held by the Group	93.80%	93.80%	93.80%
Subsidiary Registered in	Russia
Subsidiary Core Business	Steel products
Date Control Acquired or Date of Incorporation	Apr. 24, 2003
Korshunov Mining Plant (KMP)
Interest in Voting Stock held by the Group	85.60%	85.60%	85.60%
Subsidiary Registered in	Russia
Subsidiary Core Business	Iron ore mining
Date Control Acquired or Date of Incorporation	Oct. 16, 2003
Mechel Campia Turzii S.A.
Interest in Voting Stock held by the Group	86.60%	86.60%	86.60%
Subsidiary Registered in	Romania
Subsidiary Core Business	Steel products
Date Control Acquired or Date of Incorporation	Jun. 20, 2003
Mechel Nemunas (MN)
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Lithuania
Subsidiary Core Business	Steel products
Date Control Acquired or Date of Incorporation	Oct. 15, 2003
Mechel Energo
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Russia
Subsidiary Core Business	Power trading
Date Control Acquired or Date of Incorporation	Feb. 03, 2004
Port Posiet
Interest in Voting Stock held by the Group	97.10%	97.10%	97.10%
Subsidiary Registered in	Russia
Subsidiary Core Business	Transportation
Date Control Acquired or Date of Incorporation	Feb. 11, 2004
Kaslinsky Architectural Art Casting Plant
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Russia
Subsidiary Core Business	Steel products
Date Control Acquired or Date of Incorporation	Apr. 14, 2004
Izhstal
Interest in Voting Stock held by the Group	88.40%	88.40%	88.40%
Subsidiary Registered in	Russia
Subsidiary Core Business	Steel products
Date Control Acquired or Date of Incorporation	May 14, 2004
Port Kambarka
Interest in Voting Stock held by the Group	90.40%	90.40%	90.40%
Subsidiary Registered in	Russia
Subsidiary Core Business	Transportation
Date Control Acquired or Date of Incorporation	Apr. 27, 2005
Mechel Service
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Russia
Subsidiary Core Business	Trading
Date Control Acquired or Date of Incorporation	May 05, 2005
Mechel Trading Ltd.
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Switzerland
Subsidiary Core Business	Trading
Date Control Acquired or Date of Incorporation	Dec. 20, 2005
Metals Recycling
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Russia
Subsidiary Core Business	Scrap collecting
Date Control Acquired or Date of Incorporation	Mar. 14, 2006
Moscow Coke and Gas Plant (Moskoks)
Interest in Voting Stock held by the Group	99.50%	99.50%	99.50%
Subsidiary Registered in	Russia
Subsidiary Core Business	Coke production
Date Control Acquired or Date of Incorporation	Oct. 04, 2006
Southern Kuzbass Power Plant (SKPP)
Interest in Voting Stock held by the Group	98.30%	98.30%	98.30%
Subsidiary Registered in	Russia
Subsidiary Core Business	Power generation
Date Control Acquired or Date of Incorporation	Apr. 19, 2007
Mechel Finance
Interest in Voting Stock held by the Group		100.00%	100.00%
Subsidiary Registered in	Russia
Subsidiary Core Business	Corporate finance
Date Control Acquired or Date of Incorporation	Jun. 06, 2007
Kuzbass Power Sales Company (KPSC)
Interest in Voting Stock held by the Group	72.10%	72.10%	72.10%
Subsidiary Registered in	Russia
Subsidiary Core Business	Power sales
Date Control Acquired or Date of Incorporation	Jun. 30, 2007
Bratsk Ferroalloy Plant (BFP)
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Russia
Subsidiary Core Business	Ferroalloy production
Date Control Acquired or Date of Incorporation	Aug. 06, 2007
Yakutugol
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Russia
Subsidiary Core Business	Coal mining
Date Control Acquired or Date of Incorporation	Oct. 19, 2007
Mechel-Carbon
Interest in Voting Stock held by the Group	100.00%	100.00%	99.20%
Subsidiary Registered in	Switzerland
Subsidiary Core Business	Trading
Date Control Acquired or Date of Incorporation	Apr. 02, 2008
Ductil Steel S.A. (Ductil Steel)
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Romania
Subsidiary Core Business	Steel products
Date Control Acquired or Date of Incorporation	Apr. 08, 2008
Oriel Resources Plc. (Oriel)
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Great Britain
Subsidiary Core Business	Chrome and nickel
Date Control Acquired or Date of Incorporation	Apr. 17, 2008
Mechel-Mining OAO
Interest in Voting Stock held by the Group	98.69%	98.69%	98.44%
Subsidiary Registered in	Russia
Subsidiary Core Business	Holding
Date Control Acquired or Date of Incorporation	Apr. 18, 2008
HBL Holding GmbH (HBL)
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Germany
Subsidiary Core Business	Trading
Date Control Acquired or Date of Incorporation	Sep. 26, 2008
Mechel Remservice
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	Russia
Subsidiary Core Business	Repairs
Date Control Acquired or Date of Incorporation	Feb. 09, 2009
The BCG Companies
Interest in Voting Stock held by the Group	100.00%	100.00%	100.00%
Subsidiary Registered in	USA
Subsidiary Core Business	Coal mining
Date Control Acquired or Date of Incorporation	May 07, 2009
Laminorul S.A..
Interest in Voting Stock held by the Group	90.90%	90.90%
Subsidiary Registered in	Romania
Subsidiary Core Business	Steel products
Date Control Acquired or Date of Incorporation	Feb. 25, 2010
Ramateks
Interest in Voting Stock held by the Group	100.00%	100.00%
Subsidiary Registered in	Turkey
Subsidiary Core Business	Trading
Date Control Acquired or Date of Incorporation	Jun. 18, 2010
Toplofikatsia Rousse (TPP Rousse)
Interest in Voting Stock held by the Group	100.00%	100.00%	49.00%
Subsidiary Registered in	Bulgaria
Subsidiary Core Business	Power generation
Date Control Acquired or Date of Incorporation	Dec. 09, 2010
Mechel Mining Trading House
Interest in Voting Stock held by the Group	100.00%
Subsidiary Registered in	Russia
Subsidiary Core Business	Trading
Date Control Acquired or Date of Incorporation	May 19, 2011
Invicta Merchant Bar
Interest in Voting Stock held by the Group	100.00%
Subsidiary Registered in	Great Britain
Subsidiary Core Business	Steel products
Date Control Acquired or Date of Incorporation	Aug. 22, 2011
Donetsk Electrometallurgical Plant (DEMP)
Interest in Voting Stock held by the Group	100.00%
Subsidiary Registered in	Ukraine
Subsidiary Core Business	Steel products
Date Control Acquired or Date of Incorporation	Dec. 22, 2011